Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]
Note 20 - Subsequent Events

The Company has evaluated events that occurred subsequent to June 30, 2011 and through the date the financial statements were issued. Management has concluded that no subsequent events, other than those disclosed following, required disclosure in these financial statements.

On August 18, 2011, the Company completed a private placement pursuant to which it sold 2,998,267 units, each such unit consisting of 1 share of its common stock and a warrant to purchase 15% of 1 share of its common stock, at $1.50 per unit for $4.5 million. The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase 449,740 shares of the Company’s common stock at $2.00 per share. The Company may call the warrants at $4.00 per share at any time after: (i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $4.00. The Company paid the placement agent in the private placement commissions consisting of $449,740 and warrants, having the same terms and conditions as the warrants issued in the private placement, to purchase 449,740 shares of our common stock. The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, these warrants are classified as equity instruments. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 3 years, volatility of 122%, risk-free interest rate of 0.33% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was $449,740, and the fair value of the warrants issued to the placement agent at grant date was $449,740. The Company received net proceeds of $3.86 million from this private placement. The commission and legal cost associated with this offering was $0.64 million.

On August 29, 2011, St. Joyal paid the Company $0.45 million of the $2.4 million owed to the Company by January 1, 2014, in exchange for its acquisition of 18.75% of the equity interest in Nova Furniture BVI pursuant to the shareholder agreement entered into by and between St. Joyal and Nova Furniture BVI on January 1, 2011.

On August 30, 2011, the Company paid $80,000 to satisfy in full a 90-day note, described in Note 11, issued on June 30, 2011, and payable to its former president, director and shareholder. The shareholder irrevocably waived the outstanding interest obligations of the Company under the note, which bore interest at 0.46% per annum.

On August 31, 2011, the Company acquired all the outstanding capital stock of Diamond Bar for $0.45 million pursuant to a stock purchase agreement entered into with the sole shareholder of Diamond Bar, Jun Zhang.

Concurrently with the Company’s acquisition of Diamond Bar, the Company entered into a trademark purchase and assignment agreement dated August 31, 2011, with St. Joyal for the assignment of all rights, title and interest in two registered U.S. trademarks for $0.2 million. The trademarks acquired by the Company are used in the business of Diamond Bar, which previously had licensed the right to use the trademarks from St. Joyal.

Effective as of September 1, 2011, the Company entered into an amended one-year employment agreement with Thanh H. Lam to serve as the Company’s president. The agreement provides for an annual salary of USD$80,000 and an annual bonus at the sole discretion of the Board, or any committee duly designated by the Board and authorized to act.

Note 19 - Subsequent Events

The Company has evaluated subsequent events to determine if events or transactions occur through May 18, 2011 require potential adjustment to the disclosure in the financial statements.

On March 17, 2011, Nova Dongguan incorporated Nova Dongguan Chinese Style Furniture Museum (“Nova Museum”) and contributed capital of RMB 1 million, an addition capital contribution of RMB 1.13 million was made on March 29, 2011. Nova Museum is a non-profit organization, mainly for promoting and disseminating the culture and history of Chinese Style furniture and expanding the Company’s domestic furniture market.

In January 2011, Nova Furniture BVI issued additional 9,998 shares, of which, 8,123 shares was issued to Nova Holdings BVI, and 1,875 shares was issued to St. Joyal, an unrelated US company incorporated in the State of California who is engaged in investment and business development. St. Joyal will assist the Company to be listed in the US, establish Nova brand image and expand Nova’s customer base in North America. St. Joyal is to pay $2,400,000 by January 1, 2014 in exchange for the 18.75% equity interest in Nova Furniture BVI.